Leases (Details) - USD ($)	1 Months Ended		12 Months Ended
	Apr. 20, 2023	Aug. 01, 2021	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Leases [Abstract]
Operating lease cost	$ 3,589	$ 40,486	$ 39,310	$ 38,450	$ 59,086